DEFERRED INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (24,651)	$ 47,452	$ (6,671)
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance	72,103
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 24,651
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	0.00%
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%